Basic and Diluted Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Loss Per Share Calculation

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Net income (loss) for the year attributable to the equity holders	12,453	15,151	(1,901)
Weighted-average number of ordinary shares, basic	30,886,559	27,595,446	25,477,405
Net income (loss) per share attributable to ordinary shareholders, basic	0.40	0.55	(0.07)
Net income (loss) for the year attributable to the equity holders	12,453	15,151	(1,901)
Weighted-average number of ordinary shares, diluted	33,746,536	30,879,550	25,477,405
Net income (loss) per share attributable to ordinary shareholders, diluted	0.37	0.49	(0.07)